Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 87.20%
Automotive — 2.34%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	$ 2,970,667
Ford Motor
8.50% 4/21/23	2,215,000	2,431,516
9.00% 4/22/25	735,000	884,756
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,445,394
4.125% 8/17/27	710,000	754,375
4.542% 8/1/26	1,960,000	2,112,939
5.584% 3/18/24	1,810,000	1,952,538

General Motors Financial 5.70% 9/30/30 μ, ψ	1,160,000	1,341,250
		13,893,435
Banking — 1.42%
Barclays 6.125% 12/15/25 μ, ψ	3,255,000	3,579,491
Deutsche Bank 6.00% 10/30/25 μ, ψ	4,600,000	4,830,000
		8,409,491
Basic Industry — 8.37%
Allegheny Technologies
4.875% 10/1/29	625,000	625,344
5.125% 10/1/31	1,790,000	1,785,525

Artera Services 144A 9.033% 12/4/25 #	5,880,000	6,285,691
Chemours 144A 5.75% 11/15/28 #	3,225,000	3,317,719
Eldorado Gold 144A 6.25% 9/1/29 #	2,905,000	2,953,078
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	2,239,031
144A 7.25% 4/1/23 #	2,885,000	2,941,113
144A 7.50% 4/1/25 #	3,120,000	3,233,100

Freeport-McMoRan 5.45% 3/15/43	3,107,000	3,912,490
Hudbay Minerals 144A 6.125% 4/1/29 #	1,450,000	1,527,937
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	3,400,000	3,383,119
M/I Homes 4.95% 2/1/28	3,134,000	3,263,277
New Gold 144A 7.50% 7/15/27 #	3,040,000	3,287,000
NOVA Chemicals 144A 4.25% 5/15/29 #	3,190,000	3,152,517
Novelis
144A 3.875% 8/15/31 #	605,000	591,418
144A 4.75% 1/30/30 #	850,000	885,063

Pearl Merger Sub 144A 6.75% 10/1/28 #	1,655,000	1,645,765
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	1,580,000	1,606,086
WR Grace Holdings 144A 5.625% 8/15/29 #	2,905,000	2,937,681
		49,572,954
NQ-137 [10/21] 12/21 (1946871)    1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 4.27%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	3,130,000	$ 3,282,588
Bombardier 144A 6.00% 2/15/28 #	2,035,000	2,055,350
Granite US Holdings 144A 11.00% 10/1/27 #	1,680,000	1,842,296
Intertape Polymer Group 144A 4.375% 6/15/29 #	3,380,000	3,392,979
Madison IAQ 144A 5.875% 6/30/29 #	2,940,000	2,921,625
OT Merger 144A 7.875% 10/15/29 #	1,090,000	1,075,143
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,560,000	1,626,300
Terex 144A 5.00% 5/15/29 #	3,760,000	3,839,900
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,521,833
TransDigm 144A 6.25% 3/15/26 #	3,560,000	3,720,200
		25,278,214
Communications — 6.67%
Altice France 144A 5.50% 10/15/29 #	4,400,000	4,318,468
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	4,601,349
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,721,119
Consolidated Communications
144A 5.00% 10/1/28 #	1,475,000	1,491,601
144A 6.50% 10/1/28 #	1,475,000	1,572,557

Frontier Communications Holdings 144A 5.875% 10/15/27 #	1,780,000	1,866,775
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	2,155,000	2,265,444
Level 3 Financing 144A 4.25% 7/1/28 #	3,595,000	3,558,924
Sable International Finance 144A 5.75% 9/7/27 #	1,983,000	2,067,277
Sprint
7.125% 6/15/24	715,000	808,844
7.625% 3/1/26	1,915,000	2,298,287
T-Mobile USA
3.375% 4/15/29	1,725,000	1,774,594
3.50% 4/15/31	980,000	1,015,530

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	3,209,937
Zayo Group Holdings 144A 6.125% 3/1/28 #	4,010,000	3,919,775
		39,490,481
Consumer Cyclical — 10.04%
Bath & Body Works
6.875% 11/1/35	2,105,000	2,560,143
6.95% 3/1/33	2,222,000	2,515,037
144A 9.375% 7/1/25 #	771,000	957,004

Bloomin' Brands 144A 5.125% 4/15/29 #	3,265,000	3,231,370
Boyd Gaming 4.75% 12/1/27	3,470,000	3,579,478
2    NQ-137 [10/21] 12/21 (1946871)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Caesars Entertainment
144A 6.25% 7/1/25 #	1,950,000	$ 2,053,545
144A 8.125% 7/1/27 #	1,650,000	1,850,145
Carnival
144A 4.00% 8/1/28 #	2,190,000	2,192,738
144A 5.75% 3/1/27 #	7,475,000	7,615,156
144A 6.00% 5/1/29 #	940,000	941,175
144A 7.625% 3/1/26 #	2,290,000	2,415,584

Foot Locker 144A 4.00% 10/1/29 #	1,655,000	1,642,869
Levi Strauss & Co. 144A 3.50% 3/1/31 #	3,044,000	3,063,025
MGM Resorts International 4.75% 10/15/28	3,235,000	3,366,693
Murphy Oil USA 144A 3.75% 2/15/31 #	3,000,000	2,955,000
PetSmart 144A 7.75% 2/15/29 #	3,810,000	4,122,306
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,505,000	7,645,719
Scientific Games International
144A 7.25% 11/15/29 #	1,655,000	1,872,351
144A 8.25% 3/15/26 #	2,753,000	2,921,621

Six Flags Entertainment 144A 4.875% 7/31/24 #	1,980,000	1,997,325
		59,498,284
Consumer Non-Cyclical — 1.45%
Energizer Holdings 144A 4.375% 3/31/29 #	815,000	781,993
JBS USA LUX
144A 5.50% 1/15/30 #	3,070,000	3,365,487
144A 6.50% 4/15/29 #	980,000	1,085,350

Kraft Heinz Foods 5.20% 7/15/45	2,640,000	3,362,799
		8,595,629
Energy — 13.95%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	3,212,890
144A 7.00% 11/1/26 #	1,490,000	1,540,288

Callon Petroleum 6.125% 10/1/24	2,135,000	2,109,626
CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,518,788
CNX Resources
144A 6.00% 1/15/29 #	3,430,000	3,622,937
144A 7.25% 3/14/27 #	1,530,000	1,628,685
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	494,096
144A 6.00% 2/1/29 #	3,468,000	3,598,622

DCP Midstream Operating 5.125% 5/15/29	4,270,000	4,841,198
NQ-137 [10/21] 12/21 (1946871)    3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	2,085,000	$ 2,161,311
144A 6.50% 7/1/27 #	1,215,000	1,353,279
Genesis Energy
7.75% 2/1/28	3,170,000	3,136,699
8.00% 1/15/27	5,005,000	5,036,381

Murphy Oil 6.375% 7/15/28	5,075,000	5,367,320
NuStar Logistics
6.00% 6/1/26	2,430,000	2,585,338
6.375% 10/1/30	3,568,000	3,915,363
Occidental Petroleum
3.50% 8/15/29	3,265,000	3,318,056
6.125% 1/1/31	2,870,000	3,440,412
6.45% 9/15/36	1,525,000	1,942,774
6.60% 3/15/46	1,210,000	1,549,895
6.625% 9/1/30	2,150,000	2,633,535

PDC Energy 5.75% 5/15/26	3,794,000	3,907,820
Southwestern Energy
5.375% 3/15/30	1,745,000	1,843,121
7.75% 10/1/27	2,876,000	3,091,700
Targa Resources Partners
144A 4.00% 1/15/32 #	3,010,000	3,109,992
4.875% 2/1/31	665,000	717,854
6.50% 7/15/27	2,145,000	2,300,512

TechnipFMC 144A 6.50% 2/1/26 #	5,960,000	6,357,788
Western Midstream Operating 4.75% 8/15/28	2,075,000	2,285,509
		82,621,789
Financial Services — 6.32%
AerCap Holdings 5.875% 10/10/79 μ	4,075,000	4,257,315
Air Lease 4.65% 6/15/26 μ, ψ	2,995,000	3,103,569
Ally Financial
4.70% 5/15/26 μ, ψ	3,070,000	3,190,881
8.00% 11/1/31	2,160,000	3,094,998

Camelot Finance 144A 4.50% 11/1/26 #	3,075,000	3,198,000
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,557,879
Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	3,110,000	3,031,317
Hightower Holding 144A 6.75% 4/15/29 #	1,930,000	1,972,547
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	1,055,000	1,039,175
144A 6.50% 5/1/28 #	3,345,000	3,474,619

4    NQ-137 [10/21] 12/21 (1946871)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)

Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	2,485,000	$ 2,475,681
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	4,055,000	4,037,766
		37,433,747
Healthcare — 7.72%
Avantor Funding 144A 3.875% 11/1/29 #	8,005,000	8,012,445
Bausch Health 144A 6.25% 2/15/29 #	4,775,000	4,633,111
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	3,286,522
CHS
144A 4.75% 2/15/31 #	3,000,000	3,003,930
144A 8.00% 3/15/26 #	1,715,000	1,811,469

DaVita 144A 4.625% 6/1/30 #	2,710,000	2,726,937
Encompass Health 4.75% 2/1/30	754,000	773,826
Global Medical Response 144A 6.50% 10/1/25 #	775,000	769,862
Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	3,567,809
HCA
3.50% 9/1/30	105,000	110,547
5.875% 2/1/29	1,708,000	2,035,014
7.58% 9/15/25	820,000	989,957

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,165,000	1,186,459
Organon & Co. 144A 5.125% 4/30/31 #	1,590,000	1,641,961
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	1,551,000	1,653,754
144A 7.375% 6/1/25 #	1,968,000	2,068,466

Surgery Center Holdings 144A 10.00% 4/15/27 #	1,630,000	1,751,859
Tenet Healthcare
144A 6.125% 10/1/28 #	1,920,000	2,018,304
6.75% 6/15/23	1,750,000	1,883,437
6.875% 11/15/31	1,586,000	1,817,953
		45,743,622
Insurance — 2.55%
AmWINS Group 144A 4.875% 6/30/29 #	3,950,000	3,942,613
GTCR AP Finance 144A 8.00% 5/15/27 #	1,072,000	1,129,620
HUB International 144A 7.00% 5/1/26 #	2,274,000	2,347,905
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,773,600
USI 144A 6.875% 5/1/25 #	2,879,000	2,925,784
		15,119,522
Media — 8.80%
AMC Networks 4.25% 2/15/29	2,675,000	2,638,219
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	3,195,000	3,218,771
NQ-137 [10/21] 12/21 (1946871)    5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	$ 6,512,241
4.50% 5/1/32	530,000	533,183
144A 5.375% 6/1/29 #	2,520,000	2,710,890
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	1,885,000	1,930,956
144A 7.75% 4/15/28 #	1,720,000	1,783,554
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	5,285,002
144A 5.00% 11/15/31 #	2,870,000	2,668,813
144A 5.75% 1/15/30 #	1,200,000	1,185,540

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	3,509,012
Gray Escrow II 144A 5.375% 11/15/31 #	3,850,000	3,893,312
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,368,013
Nielsen Finance
144A 4.50% 7/15/29 #	800,000	783,200
144A 4.75% 7/15/31 #	2,655,000	2,590,882

Sirius XM Radio 144A 4.00% 7/15/28 #	5,780,000	5,828,841
Terrier Media Buyer 144A 8.875% 12/15/27 #	4,455,000	4,718,201
		52,158,630
Real Estate — 1.45%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	2,139,687
144A 5.25% 7/15/30 #	1,760,000	1,840,089

MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	2,615,000	2,772,606
XHR 144A 4.875% 6/1/29 #	1,765,000	1,813,008
		8,565,390
Services — 5.41%
ADT Security 144A 4.125% 8/1/29 #	3,045,000	3,005,050
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	4,077,525
Gartner 144A 4.50% 7/1/28 #	2,620,000	2,731,219
Legends Hospitality Holding 144A 5.00% 2/1/26 #	1,460,000	1,483,725
LSF11 A5 HoldCo 144A 6.625% 10/15/29 #	1,495,000	1,498,304
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,715,000	1,836,593
144A 6.25% 1/15/28 #	4,455,000	4,571,944

Rent-A-Center 144A 6.375% 2/15/29 #	3,000,000	3,138,750
Sotheby's 144A 5.875% 6/1/29 #	2,935,000	3,004,706
6    NQ-137 [10/21] 12/21 (1946871)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
3.875% 2/15/31	1,015,000	$ 1,023,780
5.25% 1/15/30	1,885,000	2,042,869

White Cap Buyer 144A 6.875% 10/15/28 #	3,500,000	3,618,125
		32,032,590
Technology & Electronics — 1.94%
Black Knight InfoServ 144A 3.625% 9/1/28 #	920,000	916,550
Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	3,104,844
Qorvo 144A 3.375% 4/1/31 #	1,560,000	1,614,772
Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,660,876
SS&C Technologies 144A 5.50% 9/30/27 #	2,071,000	2,182,316
		11,479,358
Transportation — 3.10%
Air Canada 144A 3.875% 8/15/26 #	1,980,000	2,007,225
Carriage Purchaser 144A 7.875% 10/15/29 #	1,095,000	1,090,089
Seaspan 144A 5.50% 8/1/29 #	4,670,000	4,722,117
Stena International 144A 6.125% 2/1/25 #	1,270,000	1,306,049
United Airlines Holdings 4.875% 1/15/25	6,205,000	6,398,937
VistaJet Malta Finance 144A 10.50% 6/1/24 #	2,610,000	2,820,497
		18,344,914
Utilities — 1.40%
Calpine
144A 4.625% 2/1/29 #	200,000	194,250
144A 5.00% 2/1/31 #	3,380,000	3,317,234

PG&E 5.25% 7/1/30	1,625,000	1,699,750
Vistra Operations 144A 4.375% 5/1/29 #	3,140,000	3,112,525
		8,323,759
Total Corporate Bonds (cost $502,839,872)		516,561,809

Loan Agreements — 10.39%
Air Canada 4.25% (LIBOR03M + 3.50%) 8/11/28 •	1,125,000	1,138,125
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	9,203,889	9,355,367
DIRECTV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 •	610,000	611,144
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	2,235,800	2,300,079
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •	1,368,125	1,369,151
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	3,499,371	3,513,585
Global Medical Response 5.75% (LIBOR06M + 4.75%) 10/2/25 •	3,895,951	3,884,384
NQ-137 [10/21] 12/21 (1946871)    7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	1,621,583	$ 1,545,909
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	436,569	416,195
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	2,954,790	2,960,330
Hamilton Projects Acquiror TBD X	1,140,000	1,142,138
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	3,188,975	3,198,941
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR01M + 3.75%) 2/9/28 •	1,617,945	1,616,934
Solenis International 2nd Lien 8.587% (LIBOR01M + 8.50%) 6/26/26 •	5,117,295	5,127,530
Sovos Compliance 1st Lien 5.00% (LIBOR03M + 4.50%) 8/11/28 •	750,411	755,838
Spirit Aerosystems Tranche B TBD 1/15/25 X	1,612,228	1,619,281
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	3,347,325	3,358,947
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/9/29 •	1,810,000	1,810,000
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	5,859,998	5,982,079
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	1,746,392	1,717,358
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	1,653,000	1,608,782
Verscend Holding Tranche B 4.087% (LIBOR01M + 4.00%) 8/27/25 •	6,497,806	6,517,300
Total Loan Agreements (cost $60,793,660)		61,549,397
	Number of shares
Common Stock — 0.00%
Communications — 0.00%
Century Communications =, †	4,310,000	0
Total Common Stock (cost $130,478)		0

Short-Term Investments — 2.35%
Money Market Mutual Funds — 2.35%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	3,472,228	3,472,228
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,472,227	3,472,227
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	3,472,227	3,472,227
8    NQ-137 [10/21] 12/21 (1946871)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	3,472,227	$ 3,472,227
Total Short-Term Investments (cost $13,888,909)		13,888,909
Total Value of Securities—99.94% (cost $577,652,919)		592,000,115

Receivables and Other Assets Net of Liabilities—0.06%		365,275
Net Assets Applicable to 152,994,883 Shares Outstanding—100.00%		$592,365,390
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $376,744,161, which represents 63.60% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
NQ-137 [10/21] 12/21 (1946871)    9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at October 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Sovos Compliance 1st Lien 8/11/28	$129,589	$129,589	$130,526	$937
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
10    NQ-137 [10/21] 12/21 (1946871)